Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Total Revenues

The summary below reconciles operating revenues for the segments to Total revenues for the periods indicated:

	Nine Months Ended September 30,
	2013	2012
Retirement Solutions:
Retirement	$1,787.0	$1,701.4
Annuities	930.7	989.6
Investment Management	440.6	403.0
Insurance Solutions:
Individual Life	2,099.0	2,099.7
Employee Benefits	946.0	937.6

Total Ongoing Businesses	6,203.3	6,131.3
Corporate	53.8	46.7
Closed Blocks:
Closed Block Institutional Spread Products	87.7	103.2
Closed Block Other	22.1	29.6

Closed Blocks	109.8	132.8

Total operating revenues	6,366.9	6,310.8

Adjustments:
Closed Block Variable Annuity	(570.4)	(138.1)
Net realized investment gains (losses) and related charges and adjustments	28.3	553.9
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	125.8	112.6
Revenues related to businesses exited through reinsurance or divestment	(70.8)	63.5
Revenues (loss) attributable to noncontrolling interests	254.1	347.8
Other adjustments to operating revenues	260.6	161.0

Total revenues	$6,394.5	$7,411.5

The summary below reconciles operating revenues for the segments to Total revenues for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Retirement Solutions:
Retirement	$2,271.9	$2,225.4	$2,179.0
Annuities	1,307.0	1,401.4	1,482.5
Investment Management	545.5	491.9	454.5
Insurance Solutions:
Individual Life	2,793.9	2,785.0	2,613.4
Employee Benefits	1,251.2	1,246.2	1,277.8

Total Ongoing Businesses	8,169.5	8,149.9	8,007.2
Corporate	65.9	(13.7)	(132.3)
Closed Blocks:
Closed Block Institutional Spread Products	127.2	188.1	167.6
Closed Block Other	43.8	52.2	64.3

Closed Blocks	171.0	240.3	231.9

Total operating revenues	8,406.4	8,376.5	8,106.8

Adjustments:
Closed Block Variable Annuity	(70.0)	794.9	677.7
Net realized investment gains (losses) and related charges and adjustments	603.4	219.2	47.7
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	83.1	(399.0)	(66.9)
Revenues related to businesses exited through reinsurance or divestment	64.6	116.1	137.6
Revenues (loss) attributable to noncontrolling interests	313.8	399.1	143.2
Other adjustments to operating revenues	214.0	212.0	228.1

Total revenues	$9,615.3	$9,718.8	$9,274.2

Segment Information

The following is a summary of certain financial information for the Company’s segments for the years ended December 31, 2012, 2011 and 2010.

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees.

	Years Ended December 31,
	2012	2011	2010
Investment management intersegment revenues	$157.6	$164.1	$156.8

Schedule of Assets from Segments

The summary below presents Total assets for the Company’s segments as of December 31, 2012 and 2011:

	2012	2011
Retirement Solutions:
Retirement	$86,504.3	$76,076.8
Annuities	27,718.6	29,969.5
Investment Management	498.5	507.6
Insurance Solutions:
Individual Life	25,319.0	24,527.8
Employee Benefits	2,657.0	2,586.6

Total Ongoing Businesses	142,697.4	133,668.3
Corporate	5,593.4	3,328.6
Closed Blocks:
Closed Block Variable Annuity	49,157.6	47,564.3
Closed Block Institutional Spread Products	4,392.2	6,234.7
Closed Block Other	8,239.1	8,821.6

Closed Blocks	61,788.9	62,620.6

Total assets of segments	210,079.7	199,617.5
Noncontrolling interest	6,314.5	3,955.3

Total assets	$216,394.2	$203,572.8

Schedule of Segment and Subsegments

The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities

Investment Management	Investment Management

Insurance Solutions	Individual Life Employee Benefits

Schedule of Operating Earnings Before Income Taxes from Segments

The summary below reconciles operating earnings before income taxes for the segments to Income (loss) before income taxes for the periods indicated:

	Nine Months Ended September 30,
	2013	2012
Retirement Solutions:
Retirement	$457.2	$340.4
Annuities	210.6	95.9
Investment Management	125.2	103.3
Insurance Solutions:
Individual Life	207.8	141.6
Employee Benefits	75.6	80.8

Total Ongoing Businesses	1,076.4	762.0
Corporate	(166.6)	(138.7)
Closed Blocks:
Closed Block Institutional Spread Products	41.7	41.0
Closed Block Other	12.2	44.9

Closed Blocks	53.9	85.9

Total operating earnings before income taxes	963.7	709.2

Adjustments:
Closed Block Variable Annuity	(982.9)	(525.0)
Net investment gains (losses) and related charges and adjustments	106.7	400.8
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	46.0	113.9
Loss related to businesses exited through reinsurance or divestment	(47.0)	(34.1)
Income (loss) attributable to noncontrolling interests	84.5	222.4
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments	—	(108.4)
Other adjustments to operating earnings	(40.5)	(64.7)

Income (loss) before income taxes	$130.5	$714.1

Summary of Financial Information for Segments

The following is a summary of certain financial information for the Company’s segments for the periods indicated:

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees:

	Nine Months Ended September 30,
	2013	2012
Investment management intersegment revenues	$117.8	$117.3

The summary below presents Total assets for the Company’s segments as of the dates indicated:

	September 30, 2013	December 31, 2012
Retirement Solutions:
Retirement	$90,720.4	$86,504.3
Annuities	26,482.7	27,718.6
Investment Management	468.4	498.5
Insurance Solutions:
Individual Life	25,432.8	25,319.0
Employee Benefits	2,532.4	2,657.0

Total Ongoing Businesses	145,636.7	142,697.4
Corporate	4,035.7	5,593.4
Closed Blocks:
Closed Block Variable Annuity	48,960.2	49,157.6
Closed Block Institutional Spread Products	4,095.1	4,392.2
Closed Block Other	7,687.6	8,239.1

Closed Blocks	60,742.9	61,788.9

Total assets of segments	210,415.3	210,079.7
Noncontrolling interest	7,242.9	6,314.5

Total assets	$217,658.2	$216,394.2